UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT George Putnam Balanced Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT George Putnam Balanced Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$32	0.62%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$295,220,495
Total Number of Portfolio Holdings*	603
Portfolio Turnover Rate	63%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT George Putnam Balanced Fund	PAGE 1	38974-STSIA-0825

Putnam VT George Putnam Balanced Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT George Putnam Balanced Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$45	0.88%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$295,220,495
Total Number of Portfolio Holdings*	603
Portfolio Turnover Rate	63%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT George Putnam Balanced Fund	PAGE 1	38974-STSIB-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT George Putnam
Balanced Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 27
Notes to Financial Statements 31
Changes In and Disagreements with Accountants 44
Results of Meeting(s) of Shareholders 44
Remuneration Paid to Directors, Officers and Others 44
Board Approval of Management and Subadvisory Agreements 44

Putnam Variable Trust
Financial Highlights
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.86 $13.75 $11.61 $15.02 $14.13 $13.26
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.27 0.20 0.15 0.13 0.15
Net realized and unrealized gains (losses) 0.59 2.04 2.13 (2.39) 1.76 1.64
Total from investment operations ........ 0.74 2.31 2.33 (2.24) 1.89 1.79
Less distributions from:
Net investment income .............. (0.26) (0.20) (0.19) (0.16) (0.15) (0.18)
Net realized gains ................. (0.60) — — (1.01) (0.85) (0.74)
Total distributions ................... (0.86) (0.20) (0.19) (1.17) (1.00) (0.92)
Net asset value, end of period .......... $15.74 $15.86 $13.75 $11.61 $15.02 $14.13
Total return
c
....................... 5.10% 16.94% 20.26% (15.82)% 14.28% 15.61%
Ratios to average net assets
d
Expenses
e
........................ 0.62% 0.65% 0.67% 0.68%
f
0.64% 0.68%
Net investment income ............... 1.93% 1.78% 1.63% 1.25% 0.91% 1.20%
Supplemental data
Net assets , end of period (000’s) ........ $67,763 $67,060 $64,912 $59,556 $77,232 $69,648
Portfolio turnover rate ................ 63% 95% 47% 69% 97% 113%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.76 $13.66 $11.54 $14.93 $14.05 $13.19
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.23 0.17 0.12 0.09 0.12
Net realized and unrealized gains (losses) 0.59 2.04 2.10 (2.38) 1.76 1.63
Total from investment operations ........ 0.72 2.27 2.27 (2.26) 1.85 1.75
Less distributions from:
Net investment income .............. (0.23) (0.17) (0.15) (0.12) (0.12) (0.15)
Net realized gains ................. (0.60) — — (1.01) (0.85) (0.74)
Total distributions ................... (0.83) (0.17) (0.15) (1.13) (0.97) (0.89)
Net asset value, end of period .......... $15.65 $15.76 $13.66 $11.54 $14.93 $14.05
Total return
c
....................... 4.96% 16.73% 19.90% (15.99)% 14.04% 15.32%
Ratios to average net assets
d
Expenses
e
........................ 0.88% 0.90% 0.92% 0.93%
f
0.89% 0.93%
Net investment income ............... 1.67% 1.53% 1.39% 1.00% 0.66% 0.93%
Supplemental data
Net assets , end of period (000’s) ........ $227,457 $202,890 $160,460 $140,892 $175,233 $155,202
Portfolio turnover rate ................ 63% 95% 47% 69% 97% 113%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2025
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 61.9%
Aerospace & Defense 1.0%
Airbus SE ......................................... France 4,099 $ 857,514
Northrop Grumman Corp. ............................. United States 1,702 850,966
RTX Corp. ........................................ United States 7,352 1,073,539
2,782,019
Air Freight & Logistics 0.5%
FedEx Corp. ....................................... United States 6,360 1,445,692
Automobiles 1.3%
General Motors Co. .................................. United States 7,392 363,760
a
Tesla, Inc. ......................................... United States 10,906 3,464,400
3,828,160
Banks 1.5%
Citigroup, Inc. ...................................... United States 25,528 2,172,943
JPMorgan Chase & Co. ............................... United States 6,658 1,930,221
PNC Financial Services Group, Inc. (The) ................. United States 1,843 343,572
4,446,736
Beverages 1.0%
Coca-Cola Co. (The) ................................. United States 29,394 2,079,626
Keurig Dr Pepper, Inc. ................................ United States 13,423 443,764
PepsiCo, Inc. ...................................... United States 1,907 251,800
2,775,190
Biotechnology 0.9%
AbbVie, Inc. ....................................... United States 6,644 1,233,259
Gilead Sciences, Inc. ................................ United States 4,839 536,500
Regeneron Pharmaceuticals, Inc. ....................... United States 518 271,950
a
Vertex Pharmaceuticals, Inc. ........................... United States 1,016 452,323
2,494,032
Broadline Retail 3.1%
a
Amazon.com, Inc. ................................... United States 41,449 9,093,496
Building Products 0.3%
Trane Technologies plc ............................... United States 1,953 854,262
Capital Markets 1.3%
BlackRock, Inc. ..................................... United States 1,010 1,059,742
Charles Schwab Corp. (The) ........................... United States 10,730 979,005
CME Group, Inc. .................................... United States 2,051 565,297
Nasdaq, Inc. ....................................... United States 2,562 229,094
TPG, Inc., A ....................................... United States 16,649 873,240
3,706,378
Chemicals 1.0%
Corteva, Inc. ....................................... United States 21,127 1,574,595
DuPont de Nemours, Inc. ............................. United States 10,755 737,685
Linde plc .......................................... United States 420 197,056
PPG Industries, Inc. ................................. United States 4,762 541,678
3,051,014
Commercial Services & Supplies 0.4%
Cintas Corp. ....................................... United States 1,758 391,805
a
Copart, Inc. ........................................ United States 8,383 411,354

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. .............................. United States 2,679 $ 500,223
1,303,382
Communications Equipment 1.2%
Cisco Systems, Inc. ................................. United States 50,771 3,522,492
Construction Materials 0.4%
CRH plc .......................................... United States 12,859 1,180,456
Consumer Finance 0.8%
Capital One Financial Corp. ........................... United States 10,483 2,230,363
Consumer Staples Distribution & Retail 1.3%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 3,115 335,890
Costco Wholesale Corp. .............................. United States 944 934,503
Target Corp. ....................................... United States 4,165 410,877
Walmart, Inc. ...................................... United States 25,526 2,495,932
4,177,202
Containers & Packaging 0.1%
Ball Corp. ......................................... United States 4,695 263,343
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 43,513 1,259,266
Electric Utilities 1.3%
Constellation Energy Corp. ............................ United States 1,175 379,243
NextEra Energy, Inc. ................................. United States 12,697 881,426
NRG Energy, Inc. ................................... United States 8,661 1,390,783
PPL Corp. ......................................... United States 16,050 543,935
Southern Co. (The) .................................. United States 6,083 558,602
3,753,989
Electrical Equipment 0.3%
GE Vernova, Inc. .................................... United States 1,411 746,631
Electronic Equipment, Instruments & Components 0.1%
a
Ralliant Corp. ...................................... United States 4,853 235,322
Entertainment 1.7%
a
Live Nation Entertainment, Inc. ......................... United States 8,306 1,256,532
a
Netflix, Inc. ........................................ United States 1,033 1,383,321
a
Spotify Technology SA ................................ United States 877 672,957
Walt Disney Co. (The) ................................ United States 14,953 1,854,322
5,167,132
Financial Services 3.0%
Apollo Global Management, Inc. ........................ United States 7,326 1,039,340
a
Berkshire Hathaway, Inc., B ............................ United States 4,692 2,279,233
Corebridge Financial, Inc. ............................. United States 9,228 327,594
Mastercard, Inc., A .................................. United States 5,989 3,365,459
a
Toast, Inc., A ....................................... United States 8,892 393,827
Visa, Inc., A ........................................ United States 4,098 1,454,995
8,860,448
Food Products 0.1%
Mondelez International, Inc., A .......................... United States 6,390 430,942
Ground Transportation 0.3%
Union Pacific Corp. .................................. United States 4,278 984,282

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 1.4%
Abbott Laboratories .................................. United States 6,377 $ 867,336
Becton Dickinson & Co. ............................... United States 3,252 560,157
a
Boston Scientific Corp. ............................... United States 8,847 950,256
a
Dexcom, Inc. ....................................... United States 1,801 157,209
a
Intuitive Surgical, Inc. ................................ United States 1,581 859,131
Medtronic plc ...................................... United States 5,167 450,407
3,844,496
Health Care Providers & Services 1.5%
Cencora, Inc. ...................................... United States 879 263,568
Cigna Group (The) .................................. United States 1,157 382,481
CVS Health Corp. ................................... United States 7,668 528,939
HCA Healthcare, Inc. ................................. United States 561 214,919
McKesson Corp. .................................... United States 1,846 1,352,712
UnitedHealth Group, Inc. .............................. United States 4,511 1,407,297
4,149,916
Health Care REITs 0.3%
Welltower, Inc. ..................................... United States 6,304 969,114
Hotels, Restaurants & Leisure 0.5%
a
Chipotle Mexican Grill, Inc., A .......................... United States 10,474 588,115
McDonald's Corp. ................................... United States 2,246 656,214
Starbucks Corp. .................................... United States 2,565 235,031
1,479,360
Household Products 0.5%
Procter & Gamble Co. (The) ........................... United States 8,952 1,426,233
Industrial Conglomerates 0.6%
Honeywell International, Inc. ........................... United States 7,537 1,755,217
Industrial REITs 0.3%
Prologis, Inc. ....................................... United States 7,144 750,977
Insurance 1.9%
Allstate Corp. (The) .................................. United States 9,276 1,867,352
American International Group, Inc. ...................... United States 11,320 968,879
Arch Capital Group Ltd. ............................... United States 6,512 592,918
Assured Guaranty Ltd. ............................... United States 2,110 183,781
Progressive Corp. (The) .............................. United States 3,364 897,717
Prudential plc ...................................... Hong Kong 46,473 581,668
Unum Group ....................................... United States 5,026 405,900
Willis Towers Watson plc .............................. United States 1,225 375,462
5,873,677
Interactive Media & Services 4.2%
Alphabet, Inc., A .................................... United States 33,404 5,886,787
Meta Platforms, Inc., A ............................... United States 8,968 6,619,191
12,505,978
Life Sciences Tools & Services 0.7%
a
Bio-Rad Laboratories, Inc., A ........................... United States 1,663 401,315
Danaher Corp. ..................................... United States 1,933 381,845
Thermo Fisher Scientific, Inc. .......................... United States 3,605 1,461,683
2,244,843
Machinery 0.9%
Fortive Corp. ....................................... United States 14,559 758,961

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Ingersoll Rand, Inc. .................................. United States 6,341 $ 527,444
Otis Worldwide Corp. ................................ United States 12,786 1,266,070
2,552,475
Media 0.0%
†
a
Charter Communications, Inc., A ........................ United States 294 120,190
Metals & Mining 0.3%
Agnico Eagle Mines Ltd. .............................. Canada 2,822 336,215
Glencore plc ....................................... Australia 163,360 636,556
972,771
Multi-Utilities 0.4%
Ameren Corp. ...................................... United States 9,442 906,810
CenterPoint Energy, Inc. .............................. United States 10,798 396,719
1,303,529
Oil, Gas & Consumable Fuels 2.0%
a
Antero Resources Corp. .............................. United States 7,617 306,813
BP plc ............................................ United States 73,471 366,054
Cenovus Energy, Inc. ................................ Canada 62,954 856,646
ConocoPhillips ..................................... United States 6,494 582,772
Exxon Mobil Corp. ................................... United States 26,014 2,804,309
Shell plc .......................................... United States 27,871 972,407
5,889,001
Passenger Airlines 0.2%
Southwest Airlines Co. ............................... United States 14,167 459,577
Pharmaceuticals 1.6%
Eli Lilly & Co. ...................................... United States 3,647 2,842,946
a
Innoviva, Inc. ...................................... United States 12,947 260,105
Johnson & Johnson ................................. United States 5,771 881,520
Merck & Co., Inc. ................................... United States 9,177 726,451
4,711,022
Semiconductors & Semiconductor Equipment 8.6%
Analog Devices, Inc. ................................. United States 9,921 2,361,396
Broadcom, Inc. ..................................... United States 21,579 5,948,251
Marvell Technology, Inc. .............................. United States 32,898 2,546,305
NVIDIA Corp. ...................................... United States 85,333 13,481,761
QUALCOMM, Inc. ................................... United States 4,971 791,681
25,129,394
Software 6.9%
a
AppLovin Corp., A ................................... United States 890 311,571
Microsoft Corp. ..................................... United States 29,112 14,480,600
Oracle Corp. ....................................... United States 12,055 2,635,585
a
Palantir Technologies, Inc., A ........................... United States 11,532 1,572,042
Salesforce, Inc. ..................................... United States 5,872 1,601,236
20,601,034
Specialized REITs 0.7%
American Tower Corp. ................................ United States 9,771 2,159,586
Specialty Retail 0.6%
Home Depot, Inc. (The) ............................... United States 2,488 912,200

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
TJX Cos., Inc. (The) ................................. United States 6,360 $ 785,396
1,697,596
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc. ........................................ United States 38,806 7,961,827
b
Seagate Technology Holdings plc ....................... United States 14,947 2,157,301
10,119,128
Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., A ................................ United States 20,248 374,386
a
Lululemon Athletica, Inc. .............................. United States 1,416 336,413
NIKE, Inc., B ....................................... United States 878 62,373
a
On Holding AG, A ................................... Switzerland 7,021 365,443
1,138,615
Tobacco 0.5%
Philip Morris International, Inc. ......................... United States 7,775 1,416,061
Trading Companies & Distributors 0.3%
United Rentals, Inc. .................................. United States 1,256 946,270
Total Common Stocks (Cost $109,028,115) ...................................
182,808,289
Principal
Amount
*
Corporate Bonds 13.6%
Aerospace & Defense 0.3%
c
BAE Systems plc , Senior Bond , 144A, 5.5% , 3/26/54 ......... United Kingdom 200,000 197,628
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 18,000 16,695
Senior Bond, 6.125%, 2/15/33 ........................ United States 132,000 139,543
Senior Bond, 3.6%, 5/01/34 .......................... United States 47,000 41,446
Senior Bond, 3.25%, 2/01/35 ......................... United States 26,000 21,913
Senior Bond, 3.375%, 6/15/46 ........................ United States 38,000 26,040
Senior Bond, 3.9%, 5/01/49 .......................... United States 80,000 57,450
Senior Bond, 6.858%, 5/01/54 ........................ United States 66,000 72,315
Senior Bond, 3.95%, 8/01/59 ......................... United States 55,000 37,635
Senior Note, 2.196%, 2/04/26 ........................ United States 180,000 177,216
Senior Note, 6.259%, 5/01/27 ........................ United States 12,000 12,351
Senior Note, 6.298%, 5/01/29 ........................ United States 17,000 17,977
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 87,000 91,698
Senior Bond, 5.95%, 2/01/37 ......................... United States 68,000 72,253
Senior Note, 3%, 1/15/29 ........................... United States 117,000 111,944
1,094,104
Automobiles 0.1%
c
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 14,000 14,879
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 120,000 126,604
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 67,000 68,297
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 35,000 34,696
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 32,000 32,706
Senior Note, 144A, 5.4%, 6/23/32 ..................... United States 75,000 75,989
353,171

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 2.0%
c
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 200,000 $ 175,584
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 600,000 579,723
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 38,000 39,054
Senior Bond, 5.511% to 1/23/35, FRN thereafter, 1/24/36 ... United States 5,000 5,143
Senior Note, 2.551% to 2/03/27, FRN thereafter, 2/04/28 .... United States 70,000 68,054
Senior Note, 5.162% to 1/23/30, FRN thereafter, 1/24/31 .... United States 5,000 5,126
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 185,000 185,021
Sub. Bond, 6.11%, 1/29/37 .......................... United States 150,000 158,500
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 416,000 380,801
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 201,977
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 204,348
c,d
CaixaBank SA , Senior Non-Preferred Note , 144A, 4.634% to
7/02/28, FRN thereafter , 7/03/29 ...................... Spain 205,000 205,556
Citigroup, Inc. ,
e
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 113,000 116,753
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 10,000 9,845
Senior Note, 5.61% to 9/28/25, FRN thereafter, 9/29/26 ..... United States 265,000 265,608
Sub. Bond, 4.45%, 9/29/27 .......................... United States 264,000 264,308
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 35,000 36,653
Sub. Bond, 4.75%, 5/18/46 .......................... United States 255,000 217,849
c
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 215,000 222,043
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 100,000 105,347
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 10,000 10,114
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 157,000 163,038
c
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 220,000 202,488
JPMorgan Chase & Co. ,
e
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 26,000 25,643
f
W, Junior Sub. Bond, FRN, 5.588%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 82,000 72,785
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 ... United States 324,000 321,301
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 63,000 64,916
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 162,000 166,168
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 175,000 182,464
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 200,000 201,788
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to
6/05/32, FRN thereafter , 6/06/33 ...................... United States 345,000 334,968
Royal Bank of Canada , Sub. Bond , 4.65% , 1/27/26 ..........
Canada 35,000 34,994
Toronto-Dominion Bank (The) , Senior Note , 4.108% , 6/08/27 ...
Canada 76,000 75,834
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 122,000 126,510
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 213,000 180,846
e
Wells Fargo & Co. , BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN
thereafter , Perpetual ............................... United States 80,000 79,230

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Westpac Banking Corp. ,
Sub. Bond, 4.421%, 7/24/39 ......................... Australia 81,000 $ 73,597
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 75,000 55,571
5,819,548
Biotechnology 0.1%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 39,000 39,723
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 79,000 67,695
Senior Bond, 5.65%, 3/02/53 ......................... United States 46,000 44,945
Senior Bond, 5.75%, 3/02/63 ......................... United States 84,000 81,727
Senior Note, 5.25%, 3/02/30 ......................... United States 92,000 94,822
328,912
Broadline Retail 0.0%
†
Amazon.com, Inc. , Senior Bond , 2.7% , 6/03/60 .............
United States 164,000 94,288
Capital Markets 1.0%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 205,000 203,958
Senior Note, 7%, 1/15/27 ........................... United States 40,000 41,286
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 73,000 71,018
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 245,000 237,783
Goldman Sachs Group, Inc. (The) ,
e
U, Junior Sub. Bond, 3.65% to 8/09/26, FRN thereafter,
Perpetual ....................................... United States 25,000 24,537
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 97,000 96,463
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 59,000 49,019
Senior Note, 4.35%, 6/15/29 ......................... United States 63,000 63,240
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 140,000 144,036
Jefferies Financial Group, Inc. ,
Senior Note, 5.03%, 3/16/26 ......................... United States 85,000 85,161
Senior Note, 6.2%, 4/14/34 .......................... United States 76,000 79,536
c
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 25,000 24,289
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 67,000 71,480
Senior Note, 5.2%, 3/15/30 .......................... United States 106,000 107,701
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 105,000 106,857
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 142,000 144,085
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 65,000 66,558
Sub. Bond, 4.35%, 9/08/26 .......................... United States 450,000 449,306
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 99,000 101,660
c
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 189,000 177,410
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 20,000 20,846
c
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 38,000 32,535

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 175,000 $ 162,789
2,561,553
Chemicals 0.4%
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 95,000 91,638
Senior Note, 6.415%, 7/15/27 ........................ United States 91,000 94,299
c
CF Industries, Inc. , Senior Bond , 144A, 4.5% , 12/01/26 ....... United States 13,000 13,012
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .....
United States 199,000 200,663
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 160,000 164,140
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 210,000 199,315
Senior Bond, 5.7%, 10/15/34 ......................... United States 45,000 41,851
International Flavors & Fragrances, Inc. ,
Senior Bond, 4.45%, 9/26/28 ......................... United States 80,000 80,002
c
Senior Bond, 144A, 2.3%, 11/01/30 .................... United States 23,000 20,335
Nutrien Ltd. , Senior Note , 4% , 12/15/26 ...................
Canada 152,000 151,123
Westlake Corp. , Senior Bond , 2.875% , 8/15/41 .............
United States 111,000 74,732
1,131,110
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 210,000 216,075
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................ United States 166,000 166,753
Senior Bond, 5%, 3/01/34 ........................... United States 66,000 66,731
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 110,000 112,725
562,284
Communications Equipment 0.1%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........
United States 129,000 132,094
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 27,000 23,975
Senior Note, 4.85%, 8/15/30 ......................... United States 31,000 31,343
Senior Note, 5.2%, 8/15/32 .......................... United States 105,000 106,802
294,214
Construction & Engineering 0.1%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 150,000 155,273
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 270,000 244,769
c
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 150,000 151,328
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 84,000 95,689
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ......................... United States 142,000 140,858
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 35,000 39,554
Sub. Bond, 4.2%, 10/29/25 .......................... United States 63,000 62,915
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 201,652
General Motors Financial Co., Inc. ,
Senior Note, 5.8%, 1/07/29 .......................... United States 90,000 92,723

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc., (continued)
Senior Note, 4.9%, 10/06/29 ......................... United States 61,000 $ 60,920
c
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 68,000 68,009
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 90,000 95,318
1,253,735
Consumer Staples Distribution & Retail 0.2%
c
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 274,000 252,776
c
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 120,000 118,119
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 131,000 122,465
493,360
Containers & Packaging 0.2%
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 152,000 149,302
Senior Secured Note, 1.65%, 1/15/27 .................. United States 125,000 119,938
Senior Secured Note, 5.5%, 4/15/28 ................... United States 10,000 10,269
c
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 4,000 3,998
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 140,000 160,505
Senior Bond, 7.95%, 2/15/31 ......................... United States 9,000 10,438
454,450
Diversified Consumer Services 0.1%
Service Corp. International ,
Senior Bond, 3.375%, 8/15/30 ........................ United States 20,000 18,397
Senior Note, 4%, 5/15/31 ........................... United States 165,000 154,496
172,893
Diversified REITs 0.3%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 3.25%, 1/15/32 ......................... United States 61,000 53,735
Senior Bond, 6.75%, 12/01/33 ........................ United States 89,000 95,122
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 99,000 101,262
Senior Note, 4.75%, 2/15/28 ......................... United States 95,000 95,561
c
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 35,000 34,476
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 120,000 119,510
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 100,000 96,798
596,464
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................... United States 139,000 119,677
Senior Bond, 2.55%, 12/01/33 ........................ United States 162,000 135,637
Senior Bond, 4.75%, 5/15/46 ......................... United States 12,000 10,487
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 198,000 212,610
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 194,000 195,207
Verizon Communications, Inc. ,
Senior Bond, 3.7%, 3/22/61 .......................... United States 117,000 80,822
c
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 201,000 202,308

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., (continued)
Senior Note, 2.355%, 3/15/32 ........................ United States 132,000 $ 113,831
1,070,579
Electric Utilities 1.0%
American Electric Power Co., Inc. ,
Senior Bond, 5.625%, 3/01/33 ........................ United States 51,000 53,044
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 66,000 66,062
c
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 48,000 42,264
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......
United States 57,000 58,289
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....
United States 14,000 14,779
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 85,000 86,591
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................... United States 150,000 154,166
Senior Bond, 5.8%, 6/15/54 .......................... United States 106,000 103,634
Senior Note, 4.85%, 1/05/29 ......................... United States 15,000 15,243
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 65,000 63,781
c
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 200,000 228,120
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 60,000 61,573
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 89,000 91,588
Senior Note, 5.15%, 3/15/29 ......................... United States 210,000 215,541
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 25,000 25,025
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 114,000 114,933
Senior Bond, 5.25%, 3/15/34 ......................... United States 89,000 90,815
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 110,000 105,677
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 55,000 55,256
Senior Note, 5.3%, 3/15/32 .......................... United States 175,000 180,415
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 55,000 55,574
c
NRG Energy, Inc. ,
Senior Secured Note, 144A, 2%, 12/02/25 ............... United States 80,000 78,844
Senior Secured Note, 144A, 2.45%, 12/02/27 ............ United States 114,000 108,238
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.75%, 3/15/29 .................. United States 55,000 57,686
Senior Secured Bond, 4.95%, 9/15/52 .................. United States 109,000 96,761
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 64,000 65,369
Senior Bond, 4.95%, 7/01/50 ......................... United States 66,000 53,262
Senior Bond, 6.75%, 1/15/53 ......................... United States 60,000 60,434
Senior Note, 2.1%, 8/01/27 .......................... United States 30,000 28,422
Senior Note, 3.3%, 12/01/27 ......................... United States 130,000 125,819
Senior Note, 5.55%, 5/15/29 ......................... United States 35,000 35,577
PacifiCorp , Senior Bond , 2.7% , 9/15/30 ...................
United States 82,000 75,019
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 99,000 103,511
Senior Note, 5.5%, 3/15/29 .......................... United States 15,000 15,621
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..
United States 104,000 104,299
c
Vistra Operations Co. LLC ,
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 58,000 57,169

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Vistra Operations Co. LLC, (continued)
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 95,000 $ 104,403
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 119,000 123,681
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 120,000 118,465
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 170,000 173,636
3,468,586
Electrical Equipment 0.1%
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 160,000 156,144
Electronic Equipment, Instruments & Components 0.0%
†
Flex Ltd. , Senior Note , 5.25% , 1/15/32 ...................
United States 109,000 110,254
Entertainment 0.1%
Netflix, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 33,000 32,592
c
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 227,000 237,209
Warnermedia Holdings, Inc. , Senior Note , 3.755% , 3/15/27 ....
United States 37,000 34,529
304,330
Financial Services 0.0%
†
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 95,000 93,123
Food Products 0.3%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 135,000 128,340
Senior Note, 6.75%, 3/15/34 ......................... United States 122,000 133,259
c
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group , Senior Bond , 144A, 5.95% , 4/20/35 .............. United States 40,000 41,479
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 17,000 14,574
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 20,000 22,926
c
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 65,000 65,195
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 50,000 49,913
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 30,000 29,972
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 255,000 257,126
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 10,000 10,133
Senior Note, 144A, 5%, 3/01/32 ...................... United States 50,000 50,690
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 70,000 70,874
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 75,000 67,590
942,071
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 71,000 72,225
Ground Transportation 0.3%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 4.375% , 8/15/27 .... United Kingdom 200,000 199,270
c
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 86,000 84,703
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 260,000 259,705

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
c
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 225,000 $ 229,723
773,401
Health Care Equipment & Supplies 0.0%
†
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 77,000 71,308
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 100,000 103,053
174,361
Health Care Providers & Services 0.2%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 120,000 102,899
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 40,000 41,356
Senior Bond, 4.78%, 3/25/38 ......................... United States 52,000 47,754
HCA, Inc. ,
Senior Bond, 5.6%, 4/01/34 .......................... United States 56,000 57,319
Senior Bond, 6%, 4/01/54 ........................... United States 76,000 74,408
Senior Note, 3.625%, 3/15/32 ........................ United States 33,000 30,452
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 130,000 134,213
UnitedHealth Group, Inc. , Senior Note , 5.3% , 6/15/35 ........
United States 220,000 224,314
712,715
Hotels, Restaurants & Leisure 0.2%
c
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 19,000 19,334
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 338,000 331,029
Hyatt Hotels Corp. ,
Senior Note, 5.05%, 3/30/28 ......................... United States 165,000 166,835
Senior Note, 5.25%, 6/30/29 ......................... United States 80,000 81,416
Senior Note, 5.375%, 12/15/31 ....................... United States 55,000 55,797
654,411
Household Durables 0.1%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 246,000 243,369
Senior Bond, 5.5%, 10/15/35 ......................... United States 160,000 163,031
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 64,000 63,684
Senior Bond, 3.8%, 11/01/29 ......................... United States 75,000 72,821
542,905
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The) , Senior Note , 2.45% , 1/15/31 .............
United States 127,000 111,092
c
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 100,000 106,979
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 57,000 61,425
Senior Bond, 6.5%, 10/01/53 ......................... United States 141,000 151,509
Senior Bond, 5.75%, 3/15/54 ......................... United States 57,000 55,906
Senior Note, 5.6%, 3/01/28 .......................... United States 185,000 191,477
678,388

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Industrial REITs 0.1%
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 58,000 $ 52,757
Senior Bond, 5%, 3/15/34 ........................... United States 61,000 61,188
Senior Note, 2.125%, 4/15/27 ........................ United States 26,000 25,139
139,084
Insurance 0.5%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 60,000 60,918
c
Athene Global Funding ,
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 132,000 134,947
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 101,000 101,880
Athene Holding Ltd. ,
Senior Bond, 5.875%, 1/15/34 ........................ United States 54,000 55,957
Senior Bond, 6.25%, 4/01/54 ......................... United States 38,000 37,544
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 79,000 69,634
Senior Bond, 2.85%, 10/15/50 ........................ United States 28,000 18,086
Brown & Brown, Inc. ,
Senior Bond, 5.55%, 6/23/35 ......................... United States 58,000 59,167
Senior Note, 4.9%, 6/23/30 .......................... United States 120,000 121,183
Senior Note, 5.25%, 6/23/32 ......................... United States 43,000 43,881
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 76,000 76,171
c
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 20,000 20,218
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 95,000 98,007
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 145,000 146,330
Fidelity National Financial, Inc. , Senior Bond , 3.2% , 9/17/51 ...
United States 68,000 42,018
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 185,000 185,780
c
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 165,000 109,292
c
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 8.252% ,
12/15/37 ........................................ United States 400,000 439,499
c
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 38,000 42,895
1,863,407
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 352,000 343,533
Senior Bond, 5.75%, 5/15/63 ......................... United States 51,000 51,597
Senior Bond, 5.55%, 8/15/64 ......................... United States 28,000 27,386
422,516
IT Services 0.0%
†
c
Gartner, Inc. ,
Senior Note, 144A, 3.625%, 6/15/29 ................... United States 18,000 17,127
Senior Note, 144A, 3.75%, 10/01/30 ................... United States 73,000 68,358
85,485
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 82,000 69,766
Senior Bond, 5.1%, 4/01/52 .......................... United States 108,000 82,628

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Leisure Products (continued)
Brunswick Corp., (continued)
Senior Note, 5.85%, 3/18/29 ......................... United States 70,000 $ 72,143
224,537
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 69,000 69,100
Machinery 0.1%
Oshkosh Corp. ,
Senior Bond, 4.6%, 5/15/28 .......................... United States 99,000 99,176
Senior Bond, 3.1%, 3/01/30 .......................... United States 19,000 17,794
Westinghouse Air Brake Technologies Corp. , Senior Bond ,
5.611% , 3/11/34 ................................... United States 180,000 186,453
303,423
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 5,000 3,333
Senior Secured Note, 2.25%, 1/15/29 .................. United States 55,000 50,665
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 119,000 90,525
Senior Bond, 3.45%, 2/01/50 ......................... United States 189,000 129,705
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 197,000 198,043
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 120,000 116,780
Senior Bond, 4.95%, 1/15/31 ......................... United States 35,000 34,044
Senior Note, 3.7%, 6/01/28 .......................... United States 23,000 22,332
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 290,000 337,833
983,260
Metals & Mining 0.1%
c
Glencore Finance Canada Ltd. , Senior Bond , 144A, 6% , 11/15/41 Australia 5,000 5,050
c
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 244,000 219,940
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 127,000 129,507
Rio Tinto Finance USA plc , Senior Note , 4.875% , 3/14/30 .....
Australia 150,000 152,939
507,436
Multi-Utilities 0.1%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 38,000 32,243
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 66,000 69,077
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 145,000 148,921
Public Service Enterprise Group, Inc. , Senior Note , 4.9% , 3/15/30
United States 125,000 127,196
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 71,000 67,765
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 71,000 72,514
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 60,000 59,501
577,217
Oil, Gas & Consumable Fuels 1.0%
c
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 77,000 70,275

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 127,000 $ 139,948
c
Senior Note, 144A, 5%, 12/15/29 ..................... Canada 24,000 24,228
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 66,000 59,200
Senior Note, 4.5%, 10/01/29 ......................... United States 200,000 197,928
c
Columbia Pipelines Operating Co. LLC ,
Senior Bond, 144A, 6.544%, 11/15/53 .................. United States 71,000 73,458
Senior Note, 144A, 5.927%, 8/15/30 ................... United States 66,000 69,710
c
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 135,000 137,600
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 47,000 48,946
Senior Bond, 5.65%, 10/15/54 ........................ United States 18,000 17,227
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..
United States 71,000 83,494
Enbridge, Inc. ,
Senior Bond, 4.25%, 12/01/26 ........................ Canada 42,000 41,934
Senior Note, 4.9%, 6/20/30 .......................... Canada 80,000 80,832
Energy Transfer LP ,
e
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 257,000 256,767
Senior Bond, 5.95%, 12/01/25 ........................ United States 25,000 25,043
Senior Bond, 6.5%, 2/01/42 .......................... United States 18,000 18,672
Senior Note, 5.25%, 7/01/29 ......................... United States 30,000 30,743
Senior Note, 5.2%, 4/01/30 .......................... United States 72,000 73,634
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 15,000 13,936
Kinder Morgan, Inc. , Senior Bond , 7.75% , 1/15/32 ...........
United States 52,000 60,062
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 222,000 244,499
Senior Note, 5.2%, 8/01/29 .......................... United States 35,000 35,138
ONEOK, Inc. ,
Senior Bond, 6.05%, 9/01/33 ......................... United States 10,000 10,497
Senior Note, 4.75%, 10/15/31 ........................ United States 100,000 99,063
Senior Note, 6.1%, 11/15/32 ......................... United States 122,000 129,085
Ovintiv, Inc. ,
Senior Bond, 6.25%, 7/15/33 ......................... United States 25,000 25,825
Senior Note, 5.65%, 5/15/28 ......................... United States 35,000 35,991
c
South Bow USA Infrastructure Holdings LLC ,
Senior Bond, 144A, 5.584%, 10/01/34 .................. Canada 56,000 55,439
Senior Note, 144A, 5.026%, 10/01/29 .................. Canada 115,000 115,408
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 130,000 130,109
Senior Bond, 4.875%, 2/01/31 ........................ United States 58,000 57,566
c
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 235,000 242,547
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 89,000 91,533
2,796,337
Paper & Forest Products 0.1%
c
Georgia-Pacific LLC , Senior Note , 144A, 2.1% , 4/30/27 ....... United States 200,000 193,117
Passenger Airlines 0.1%
c
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 150,000 148,523

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.1%
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 35,000 $ 35,440
Senior Note, 4.9%, 3/22/33 .......................... United States 198,000 201,025
236,465
Pharmaceuticals 0.2%
Bristol-Myers Squibb Co. , Senior Note , 4.9% , 2/22/29 ........
United States 32,000 32,773
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 118,000 117,693
Senior Bond, 5.3%, 5/19/53 .......................... United States 84,000 79,359
Senior Note, 4.45%, 5/19/28 ......................... United States 74,000 74,608
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 99,000 100,356
Senior Note, 5.15%, 9/02/29 ......................... United States 85,000 86,809
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 75,000 71,497
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 48,000 51,224
Zoetis, Inc. ,
Senior Bond, 3%, 9/12/27 ........................... United States 90,000 87,946
Senior Bond, 2%, 5/15/30 ........................... United States 37,000 33,266
735,531
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 249,000 255,136
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........
United States 109,000 111,793
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 ........................ United States 144,000 141,738
c
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 68,000 56,400
c
Senior Bond, 144A, 4.926%, 5/15/37 ................... United States 325,000 315,589
Senior Note, 3.459%, 9/15/26 ........................ United States 305,000 302,237
c
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/33 ......................................... United States 200,000 207,522
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 100,000 104,147
Senior Note, 4.75%, 7/15/30 ......................... United States 5,000 5,023
Senior Note, 5.95%, 9/15/33 ......................... United States 94,000 99,315
1,343,764
Software 0.2%
Atlassian Corp. ,
Senior Bond, 5.5%, 5/15/34 .......................... United States 30,000 30,822
Senior Note, 5.25%, 5/15/29 ......................... United States 48,000 49,301
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ......................... United States 38,000 37,324
Senior Bond, 3.65%, 3/25/41 ......................... United States 213,000 168,040
Senior Note, 1.65%, 3/25/26 ......................... United States 180,000 176,348
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 188,000 162,995
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 125,000 126,043
Senior Bond, 5.7%, 4/01/55 .......................... United States 10,000 9,950
760,823

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................ United States 230,000 $ 225,580
Senior Bond, 2.9%, 1/15/30 .......................... United States 130,000 121,193
Senior Bond, 2.7%, 4/15/31 .......................... United States 122,000 109,472
Senior Note, 2.75%, 1/15/27 ......................... United States 66,000 64,454
Senior Note, 4.9%, 3/15/30 .......................... United States 115,000 116,677
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 66,000 64,885
Senior Bond, 3.8%, 2/15/28 .......................... United States 134,000 131,676
Senior Bond, 4.75%, 5/15/47 ......................... United States 28,000 23,993
Senior Note, 4.9%, 9/01/29 .......................... United States 20,000 20,190
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 32,000 31,851
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 194,000 184,162
Weyerhaeuser Co. , Senior Bond , 7.375% , 3/15/32 ..........
United States 23,000 25,983
1,120,116
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.5% , 10/01/25 .............
United States 13,000 12,995
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 110,000 98,654
Senior Bond, 4.1%, 1/15/52 .......................... United States 90,000 64,375
176,024
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 37,000 35,908
Senior Bond, 5.6%, 10/15/54 ......................... United States 75,000 69,320
Senior Note, 4.55%, 10/15/29 ........................ United States 64,000 63,695
Senior Note, 4.85%, 10/15/31 ........................ United States 74,000 73,841
242,764
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 100,000 100,750
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 32,000 28,601
Senior Bond, 5.5%, 3/11/35 .......................... United States 74,000 74,325
Senior Note, 5.1%, 3/11/30 .......................... United States 61,000 61,826
265,502
Tobacco 0.1%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 191,000 196,583
Senior Note, 4.375%, 4/30/30 ........................ United States 95,000 94,797
Senior Note, 4.75%, 11/01/31 ........................ United States 70,000 70,560
361,940
Trading Companies & Distributors 0.2%
Air Lease Corp. ,
Senior Bond, 4.625%, 10/01/28 ....................... United States 27,000 27,189
Senior Bond, 3.25%, 10/01/29 ........................ United States 32,000 30,502
Senior Bond, 3%, 2/01/30 ........................... United States 195,000 182,611
c
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 135,000 137,551

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
c
Aviation Capital Group LLC, (continued)
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 135,000 $ 136,345
514,198
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. ,
Senior Bond, 8.75%, 5/01/32 ......................... Canada 9,000 10,676
Senior Note, 5%, 2/15/29 ........................... Canada 140,000 142,016
Senior Note, 3.8%, 3/15/32 .......................... Canada 77,000 71,584
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 80,000 81,129
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 155,000 158,853
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 76,000 76,547
Senior Note, 3.75%, 4/15/27 ......................... United States 229,000 226,713
Senior Note, 3.875%, 4/15/30 ........................ United States 6,000 5,829
773,347
Total Corporate Bonds (Cost $40,574,607) ....................................
40,217,904
Foreign Government and Agency Securities 0.1%
c
Electricite de France SA ,
Senior Bond, 144A, 5.75%, 1/13/35 .................... France 100,000 102,223
Senior Bond, 144A, 4.75%, 10/13/35 ................... France 142,000 135,999
Total Foreign Government and Agency Securities (Cost $227,923) ..............
238,222
U.S. Government and Agency Securities 13.8%
U.S. Treasury Bonds ,
4.625%, 2/15/40 .................................. United States 2,270,000 2,283,921
4.25%, 11/15/40 .................................. United States 1,200,000 1,150,687
g
2.75%, 8/15/42 ................................... United States 3,030,000 2,319,489
3%, 2/15/49 ..................................... United States 2,100,000 1,547,930
2.875%, 5/15/49 .................................. United States 370,000 265,721
1.875%, 2/15/51 .................................. United States 4,000,000 2,248,125
2.875%, 5/15/52 .................................. United States 1,030,000 725,184
3.625%, 2/15/53 .................................. United States 1,350,000 1,102,465
U.S. Treasury Notes ,
1.875%, 2/28/27 .................................. United States 160,000 155,106
0.5%, 4/30/27 .................................... United States 630,000 594,144
2.375%, 5/15/27 .................................. United States 400,000 390,172
0.75%, 1/31/28 ................................... United States 280,000 259,820
1.25%, 9/30/28 ................................... United States 3,730,000 3,451,780
3.75%, 12/31/28 .................................. United States 4,000,000 4,004,531
2.375%, 3/31/29 .................................. United States 9,780,000 9,320,798
4.125%, 3/31/29 .................................. United States 250,000 253,438
4.25%, 6/30/29 ................................... United States 1,070,000 1,090,167
4%, 5/31/30 ..................................... United States 520,000 525,119
1.625%, 5/15/31 .................................. United States 1,000,000 882,188
3.875%, 8/15/33 .................................. United States 980,000 965,377
4.375%, 5/15/34 .................................. United States 1,590,000 1,615,279
3.875%, 8/15/34 .................................. United States 2,850,000 2,783,537
4.25%, 5/15/35 ................................... United States 2,720,000 2,724,462
Total U.S. Government and Agency Securities (Cost $41,576,746) ...............
40,659,440

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
c
CVS Pass-Through Trust ,
144A, 7.507%, 1/10/32 .............................. United States 81,277 $ 85,139
2013, 144A, 4.704%, 1/10/36 ......................... United States 9,120 8,743
93,882
a a a a a a
Total Asset-Backed Securities (Cost $90,397) .................................
93,882
Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
h
Citigroup Commercial Mortgage Trust , 2014-GC21 , C , FRN ,
4.78% , 5/10/47 ................................... United States 77,785 73,808
h
COMM Mortgage Trust , 2014-UBS6 , C , FRN , 4.557% , 12/10/47 United States 8,644 8,540
CSAIL Commercial Mortgage Trust , 2019-C17 , AS , 3.278% ,
9/15/52 ......................................... United States 170,000 154,136
c,i
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 220,229 18
Wells Fargo Commercial Mortgage Trust , 2017-C40 , A4 , 3.581% ,
10/15/50 ........................................ United States 133,000 130,327
c,h,i
WFRBS Commercial Mortgage Trust , 2011-C3 , D , 144A, FRN ,
5.415% , 3/15/44 ................................... United States 20,645 6,968
373,797
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $491,030) .................
373,797
Mortgage-Backed Securities 7.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year, 2.5%, 1/01/52 ..................... United States 893,899 752,877
FHLMC Pool, 30 Year, 5.5%, 9/01/53 - 11/01/53 ............ United States 793,183 798,916
1,551,793
Federal National Mortgage Association (FNMA) Fixed Rate 4.7%
FNMA, 15 Year, 2.5%, 2/01/36 ......................... United States 140,369 131,353
FNMA, 30 Year, 2%, 10/01/50 .......................... United States 1,933,452 1,544,072
FNMA, 30 Year, 2%, 4/01/52 ........................... United States 915,239 732,656
FNMA, 30 Year, 2.5%, 10/01/50 - 4/01/52 ................. United States 2,196,980 1,840,201
FNMA, 30 Year, 3%, 6/01/46 - 8/01/51 .................... United States 1,580,824 1,397,224
FNMA, 30 Year, 3.5%, 11/01/49 - 12/01/49 ................ United States 591,933 540,244
FNMA, 30 Year, 4%, 9/01/52 - 5/01/53 .................... United States 879,330 823,348
FNMA, 30 Year, 4.5%, 2/01/49 ......................... United States 428,920 417,302
FNMA, 30 Year, 5%, 8/01/33 - 10/01/52 ................... United States 802,326 791,347
FNMA, 30 Year, 5.5%, 7/01/33 - 9/01/53 .................. United States 133,970 135,884
FNMA, 30 Year, 6%, 10/01/53 .......................... United States 847,579 868,624
j
Uniform Mortgage-Backed Securities, 2%, TBA, 7/25/55 ...... United States 1,000,000 791,856
j
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/55 ..... United States 1,000,000 829,283
j
Uniform Mortgage-Backed Securities, 4.5%, TBA, 7/25/55 ..... United States 2,000,000 1,913,312
j
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/55 ...... United States 1,000,000 980,134
13,736,840
Government National Mortgage Association (GNMA) Fixed Rate 1.9%
GNMA II, 30 Year, 3.5%, 5/20/52 ........................ United States 947,567 857,353
GNMA II, Single-family, 30 Year, 2.5%, 2/20/53 ............. United States 904,045 775,453
GNMA II, Single-family, 30 Year, 3%, 7/20/46 - 11/20/46 ....... United States 1,894,003 1,700,524
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 - 7/15/55 ..... United States 1,096,084 997,549
GNMA II, Single-family, 30 Year, 4.5%, 3/20/49 ............. United States 354,716 339,904

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 5.5%, 4/20/54 ............. United States 980,360 $ 986,999
5,657,782
Total Mortgage-Backed Securities (Cost $21,736,336) ..........................
20,946,415
Municipal Bonds 0.1%
California 0.0%
†
State of California , GO , 7.5% , 4/01/34 ....................
United States 30,000 34,836
Ohio 0.0%
†
Ohio State University (The) , Revenue , 2010 C , 4.91% , 6/01/40 .
United States 40,000 38,973
Texas 0.1%
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 55,000 60,607
Total Municipal Bonds (Cost $125,123) .......................................
134,416
Total Long Term Investments (Cost $213,850,277) .............................
285,472,365
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.4%
Calls - Over-the-Counter
Equity Options 0.4%
Seagate Technology Holdings plc, Counterparty MSCO, January
Strike Price $125.00, Expires 1/16/26 ................... 5,029,250 725,871,653 1,147,312
Southwest Airlines Co., Counterparty CITI, January Strike Price
$40.00, Expires 1/16/26 ............................. 254,040 8,241,058 6,430
1,153,742
Total Options Purchased (Cost $118,455) .....................................
1,153,742
Short Term Investments 5.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.0%
k,l
Putnam Short Term Investment Fund, Class P, 4.581% ....... United States 14,683,411 14,683,411
Total Money Market Funds (Cost $14,683,411) ................................
14,683,411
Total Short Term Investments (Cost $14,683,411 ) ..............................
14,683,411
a
Total Investments (Cost $228,652,143) 102.1% ................................
$301,309,518
Options Written (0.3)% .....................................................
(890,257)
Other Assets, less Liabilities (1.8)% .........................................
(5,198,766)
Net Assets 100.0% .........................................................
$295,220,495
a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
m
Options Written (0.3)%
Calls - Over-the-Counter
Equity Options (0.3)%
Seagate Technology Holdings plc, Counterparty MSCO, January
Strike Price $135.00, Expires 1/16/26 ................... 5,431,590 783,941,385 $ (890,257)
$(890,257)
Total Options Written (Premiums received $66,386) ...........................
$ (890,257)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $9,705,369, representing 3.3% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to $233,480, representing 0.1% net assets.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
j
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( c ).
k
See Note 3 ( f ) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1 ( d ) regarding written options.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(d).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 8 $ 2,501,500 9/19/25 $ 56,721
Total Futures Contracts ...................................................................... $56,721
*
As of period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Sell 79,300 55,707 7/16/25 $ — $ (2,571)
Canadian Dollar .... BZWS Sell 525,900 369,383 7/16/25 — (17,108)
Canadian Dollar .... CITI Sell 461,100 323,858 7/16/25 — (15,010)
Canadian Dollar .... HSBK Sell 74,800 52,926 7/16/25 — (2,046)
Canadian Dollar .... JPHQ Sell 364,300 255,872 7/16/25 — (11,857)
Canadian Dollar .... MSCO Buy 61,500 45,086 7/16/25 235 (123)
Canadian Dollar .... MSCO Sell 186,200 132,842 7/16/25 — (3,999)
Canadian Dollar .... SSBT Sell 34,600 24,302 7/16/25 — (1,125)
Canadian Dollar .... TDOM Buy 686,500 502,132 7/16/25 2,385 —
Canadian Dollar .... TDOM Sell 36,200 25,426 7/16/25 — (1,178)
Canadian Dollar .... UBSW Sell 13,600 9,552 7/16/25 — (442)
Canadian Dollar .... WPAC Sell 561,500 394,359 7/16/25 — (18,294)
Hong Kong Dollar ... BZWS Buy 2,734,400 349,953 8/20/25 81 —
Hong Kong Dollar ... GSCO Buy 55,100 7,060 8/20/25 — (7)
Hong Kong Dollar ... GSCO Sell 398,600 51,472 8/20/25 447 —
Hong Kong Dollar ... HSBK Sell 2,399,800 309,821 8/20/25 2,620 —
British Pound ...... BOFA Sell 70,400 95,058 9/17/25 — (1,625)
British Pound ...... BZWS Sell 392,300 529,673 9/17/25 — (9,089)
British Pound ...... GSCO Buy 34,000 46,254 9/17/25 439 —
British Pound ...... GSCO Sell 467,300 630,969 9/17/25 — (10,793)
British Pound ...... JPHQ Sell 155,200 209,511 9/17/25 — (3,632)
British Pound ...... MSCO Sell 638,400 865,894 9/17/25 — (10,849)
British Pound ...... UBSW Sell 34,600 46,716 9/17/25 — (801)
Danish Krone ...... HSBK Sell 1,489,400 229,040 9/17/25 — (7,500)
Euro ............. BZWS Buy 21,900 25,279 9/17/25 653 —
Euro ............. CITI Sell 30,600 35,095 9/17/25 — (1,138)
Euro ............. GSCO Sell 196,200 225,011 9/17/25 — (7,309)
Euro ............. MSCO Buy 47,700 55,584 9/17/25 897 —
Euro ............. MSCO Sell 186,200 216,240 9/17/25 — (4,238)
Euro ............. UBSW Sell 75,600 86,719 9/17/25 — (2,799)
Swedish Krona ..... MSCO Sell 6,288,600 659,308 9/17/25 — (8,823)
Swiss Franc ....... MSCO Sell 349,500 433,364 9/17/25 — (11,477)
Total Forward Exchange Contracts ................................................... $7,757 $(153,833)
Net unrealized appreciation (depreciation) ............................................ $(146,076)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 43 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
George Putnam
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $213,968,732
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 14,683,411
Value - Unaffiliated issuers .................................................................. $286,626,107
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 14,683,411
Cash .................................................................................... 151,961
Foreign currency, at value (cost $ 9,189 ) .......................................................... 9,189
Receivables:
Investment securities sold ................................................................... 919,722
Capital shares sold ........................................................................ 128,719
Dividends and interest ..................................................................... 1,052,865
Variation margin on futures contracts ........................................................... 12,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 7,757
Prepaid expenses .......................................................................... 32,274
Total assets .......................................................................... 303,624,005
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,050,180
Payable for purchases of TBA securities (Note 1 c ) ................................................. 5,322,891
Capital shares redeemed ................................................................... 526,359
Management fees ......................................................................... 120,044
Administrative fees ........................................................................ 1,024
Distribution fees .......................................................................... 45,881
Transfer agent fees ........................................................................ 48,809
Trustees' fees and expenses ................................................................. 52,540
Deposits from brokers for:
OTC derivative contracts .................................................................. 120,000
Options written, at value (premiums received $ 66,386 ) ............................................... 890,257
Unrealized depreciation on OTC forward exchange contracts .......................................... 153,833
Accrued expenses and other liabilities ........................................................... 71,692
Total liabilities ......................................................................... 8,403,510
Net assets, at value ................................................................. $295,220,495
Net assets consist of:
Paid-in capital ............................................................................. $215,743,529
Total distributable earnings (losses) ............................................................. 79,476,966
Net assets, at value ................................................................. $295,220,495

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
George Putnam
Balanced Fund
Class IA:
Net assets, at value ....................................................................... $67,763,000
Shares outstanding ........................................................................ 4,304,498
Net asset value and maximum offering price per share
a
............................................. $15.74
Class IB:
Net assets, at value ....................................................................... $227,457,495
Shares outstanding ........................................................................ 14,537,163
Net asset value and maximum offering price per share
a
............................................. $15.65
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
George Putnam
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $5,074)
Unaffiliated issuers ........................................................................ $1,091,267
Non-controlled affiliates (Note 3 f ) ............................................................. 330,461
Interest:
Unaffiliated issuers ........................................................................ 2,115,846
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (25,667)
Non-controlled affiliates (Note 3 f ) ............................................................. 26,849
Total investment income ................................................................... 3,538,756
Expenses:
Management fees (Note 3 a ) ................................................................... 699,655
Administrative fees (Note 3 b ) .................................................................. 1,564
Distribution fees: (Note 3c )
    Class IB ................................................................................ 265,647
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 21,408
    Class IB ................................................................................ 76,342
Custodian fees (Note 4 ) ...................................................................... 8,186
Reports to shareholders fees .................................................................. 6,810
Professional fees ........................................................................... 52,979
Trustees' fees and expenses (Note 3e) ........................................................... 4,571
Other .................................................................................... 2,092
Total expenses ......................................................................... 1,139,254
Expense reductions (Note 4 ) ............................................................... (281)
Net expenses ......................................................................... 1,138,973
Net investment income ................................................................ 2,399,783
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 7,456,975
Written options ........................................................................... (237,521)
Foreign currency transactions ................................................................ 2,885
Forward exchange contracts ................................................................. (138,513)
Futures contracts ......................................................................... (240,401)
TBA sale commitments ..................................................................... 68,047
Net realized gain (loss) .................................................................. 6,911,472
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers and TBA sale commitments ................................................. 5,473,116
Translation of other assets and liabilities denominated in foreign currencies .............................. 182
Written options ........................................................................... (823,871)
Forward exchange contracts ................................................................. (318,240)
Futures contracts ......................................................................... 146,025
Net change in unrealized appreciation (depreciation) ............................................ 4,477,212
Net realized and unrealized gain (loss) ............................................................ 11,388,684
Net increase (decrease) in net assets resulting from operations .......................................... $13,788,467

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT George Putnam Balanced Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,399,783 $3,999,516
Net realized gain (loss) ................................................. 6,911,472 11,710,177
Net change in unrealized appreciation (depreciation) ........................... 4,477,212 22,130,341
Net increase (decrease) in net assets resulting from operations ................ 13,788,467 37,840,034
Distributions to shareholders:
Class IA ............................................................ (3,541,962) (927,343)
Class IB ............................................................ (11,446,490) (2,005,797)
Total distributions to shareholders .......................................... (14,988,452) (2,933,140)
Capital share transactions: (Note 2 )
Class IA ............................................................ 946,072 (7,443,380)
Class IB ............................................................ 25,524,031 17,114,263
Total capital share transactions ............................................ 26,470,103 9,670,883
Net increase (decrease) in net assets ................................... 25,270,118 44,577,777
Net assets:
Beginning of period ..................................................... 269,950,377 225,372,600
End of period .......................................................... $295,220,495 $269,950,377

Putnam Variable Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam VT George Putnam Balanced Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam VT George
Putnam Balanced Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. At June
30, 2025, 44.1% of the Fund's shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact
on the Fund. The Fund offers two classes of shares: Class
IA and Class IB. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2025, the Fund had OTC
derivatives in a net liability position of $102,476.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
1. Organization and Significant Accounting Policies
(continued)
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At June 30, 2025, the Fund had no
securities on loan.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 124,897 $1,840,388 215,665 $3,230,785
Shares issued in reinvestment of distributions .......... 243,769 3,541,962 63,604 927,343
Shares redeemed ............................... (291,297) (4,436,278) (773,422) (11,601,508)
Net increase (decrease) .......................... 77,369 $946,072 (494,153) $(7,443,380)
Class IB Shares:
Shares sold ................................... 2,042,217 $31,726,669 2,520,951 $37,966,181
Shares issued in reinvestment of distributions .......... 792,145 11,446,490 138,236 2,005,797
Shares redeemed ............................... (1,172,479) (17,649,128) (1,528,846) (22,857,715)
Net increase (decrease) .......................... 1,661,883 $25,524,031 1,130,341 $17,114,263
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.504% of the
Fund’s average daily net assets.
Under a subadvisory agreement, Advisers provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Putnam Management pays a fee to Advisers equal to 35% of the net investment advisory fee payable by the Fund to Putnam Management and with respect to the other advisory and related services, Putnam Management pays a fee to Advisers based on the costs of  Advisers in providing these services to the Fund.
These fees are not an additional expense to the Fund.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.680% of the first $5 billion,
0.630% of the next $5 billion,
0.580% of the next $10 billion,
0.530% of the next $10 billion,
0.480% of the next $50 billion,
0.460% of the next $50 billion,
0.450% of the next $100 billion and
0.445% of any excess thereafter.

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the period ended June 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$185,354,827 and $171,751,228, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT George Putnam Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $11,961,050 $45,974,898 $(43,252,537) $— $— $14,683,411 14,683,411 $330,461
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.608% ............. $2,820,250 $8,938,118 $(11,758,368) $— $— $— — $26,849
Total Affiliated Securities ... $14,781,300 $54,913,016 $(55,010,905) $— $— $14,683,411 $357,310
Cost of investments .......................................................................... $230,102,150
Unrealized appreciation ........................................................................ $77,285,917
Unrealized depreciation ........................................................................ (6,078,549)
Net unrealized appreciation (depreciation) .......................................................... $71,207,368
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT George Putnam Balanced Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 7,757 Unrealized depreciation on OTC
forward exchange contracts
$ 153,833
Equity contracts ...........
Investments in securities, at value 1,153,742
a
Options written, at value 890,257
Variation margin on futures
contracts
56,721
b
Variation margin on futures
contracts
—
Total .................... $1,218,220 $1,044,090
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT George Putnam Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(138,513) Forward exchange contracts $(318,240)
Equity contracts ..............
Investments 308,464
a
Investments 1,035,287
a
Written options (237,521) Written options (823,871)
Futures contracts (240,401) Futures contracts 146,025
Total ....................... $(307,971) $39,201
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Statement of Operations.

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
For the period ended June 30, 2025, the average month end notional amount of futures contracts and options represented
$2,232,748 and $627,161,714, respectively. The average month end contract value of forward exchange contracts was
$7,765,112.
See Note 1(d) regarding derivative financial instruments.
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT George Putnam Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,924,505 $ 857,514 $ — $ 2,782,019
Air Freight & Logistics ................... 1,445,692 — — 1,445,692
Automobiles .......................... 3,828,160 — — 3,828,160
Banks ............................... 4,446,736 — — 4,446,736
Beverages ........................... 2,775,190 — — 2,775,190
Biotechnology ......................... 2,494,032 — — 2,494,032
Broadline Retail ....................... 9,093,496 — — 9,093,496
Building Products ...................... 854,262 — — 854,262
Capital Markets ........................ 3,706,378 — — 3,706,378
Chemicals ........................... 3,051,014 — — 3,051,014
Commercial Services & Supplies ........... 1,303,382 — — 1,303,382
Communications Equipment .............. 3,522,492 — — 3,522,492
Construction Materials .................. 1,180,456 — — 1,180,456
Consumer Finance ..................... 2,230,363 — — 2,230,363
Consumer Staples Distribution & Retail ...... 4,177,202 — — 4,177,202
Containers & Packaging ................. 263,343 — — 263,343
Diversified Telecommunication Services ..... 1,259,266 — — 1,259,266
Electric Utilities ........................ 3,753,989 — — 3,753,989
Electrical Equipment .................... 746,631 — — 746,631
Electronic Equipment, Instruments &
Components ........................ 235,322 — — 235,322
Entertainment ......................... 5,167,132 — — 5,167,132
Financial Services ...................... 8,860,448 — — 8,860,448
Food Products ........................ 430,942 — — 430,942
Ground Transportation .................. 984,282 — — 984,282
Health Care Equipment & Supplies ......... 3,844,496 — — 3,844,496
Health Care Providers & Services .......... 4,149,916 — — 4,149,916
Health Care REITs ..................... 969,114 — — 969,114
Hotels, Restaurants & Leisure ............. 1,479,360 — — 1,479,360
Household Products .................... 1,426,233 — — 1,426,233
Industrial Conglomerates ................ 1,755,217 — — 1,755,217
Industrial REITs ....................... 750,977 — — 750,977
Insurance ............................ 5,292,009 581,668 — 5,873,677
Interactive Media & Services .............. 12,505,978 — — 12,505,978
Life Sciences Tools & Services ............ 2,244,843 — — 2,244,843
Machinery ............................ 2,552,475 — — 2,552,475
Media ............................... 120,190 — — 120,190
Metals & Mining ....................... 336,215 636,556 — 972,771
Multi-Utilities .......................... 1,303,529 — — 1,303,529
Oil, Gas & Consumable Fuels ............. 4,550,540 1,338,461 — 5,889,001
Passenger Airlines ..................... 459,577 — — 459,577
Pharmaceuticals ....................... 4,711,022 — — 4,711,022
Semiconductors & Semiconductor Equipment . 25,129,394 — — 25,129,394
Software ............................. 20,601,034 — — 20,601,034
Specialized REITs ...................... 2,159,586 — — 2,159,586
Specialty Retail ........................ 1,697,596 — — 1,697,596
Technology Hardware, Storage & Peripherals . 10,119,128 — — 10,119,128
Textiles, Apparel & Luxury Goods .......... 1,138,615 — — 1,138,615
Tobacco ............................. 1,416,061 — — 1,416,061
10. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Putnam VT George Putnam Balanced Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Trading Companies & Distributors .......... $ 946,270 $ — $ — $ 946,270
Corporate Bonds ........................ — 40,217,904 — 40,217,904
Foreign Government and Agency Securities .... — 238,222 — 238,222
U.S. Government and Agency Securities ....... — 40,659,440 — 40,659,440
Asset-Backed Securities ................... — 93,882 — 93,882
Commercial Mortgage-Backed Securities ...... — 373,797 — 373,797
Mortgage-Backed Securities ................ — 20,946,415 — 20,946,415
Municipal Bonds ......................... — 134,416 — 134,416
Options Purchased ....................... — 1,153,742 — 1,153,742
Short Term Investments ................... 14,683,411 — — 14,683,411
Total Investments in Securities ........... $194,077,501 $107,232,017
a
$— $301,309,518
Other Financial Instruments:
Forward Exchange Contracts ............... $— $7,757 $— $7,757
Futures Contracts ....................... 56,721 — — 56,721
Total Other Financial Instruments ......... $56,721 $7,757 $— $64,478
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $890,257 $— $890,257
Forward Exchange Contracts ............... — 153,833 — 153,833
Total Other Financial Instruments ......... $— $1,044,090 $— $1,044,090
a
Includes foreign securities valued at $3,414,199, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT George Putnam Balanced Fund
(continued)
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

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Putnam VT George Putnam Balanced Equity Fund
Trustee approval of management contracts
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in
Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Adviser but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s management contract. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process
— based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – Mixed-Asset Target Allocation Moderate
Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-
performing funds and the fourth quartile the worst-performing funds):
For the one-, three-, and five-year periods ended December 31, 2024, your fund’s performance was in the top decile of its
Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2024, there were 273, 262 and
253 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to
One-year period Three-year period Five-year period
1st 1st 1st

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the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38974-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 26, 2025